Investments (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Investments

	December 31, 2023			December 31, 2022
	Fair Value	Cost	Accumulated unrealized holding gains	Fair Value	Cost	Accumulated unrealized holding gains
Investments	$41.3	$37.3	$4.0	$35.3	$20.8	$14.5